ACCRUED LIABILITIES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2012
ACCRUED LIABILITIES AND OTHER PAYABLES [Abstract]
ACCRUED LIABILITIES AND OTHER PAYABLES
14.	ACCRUED LIABILITIES AND OTHER PAYABLES

Accrued liabilities and other payables as of December 31, 2012 and 2011 consist of the following:

	2012	2011
Accrued liabilities
Accrued expenses	$3,185,415	$4,019,395
Other tax payables	494,446	656,060
	3,679,861	4,675,455

Other payables
Loan advanced from unrelated third parties	1,685,366	79,442
Other payable for purchasing machinery and equipment	96,307	9,753,549
Temporary receipt for staff quarters	48,205	-
Others	308,321	767,570
	2,138,199	10,600,561
	$5,818,060	$15,276,016

Accrued expenses are mainly represent accrued staff benefits and accrued wages.

Other tax payables represent payables other than income tax which consist of value added tax and city maintenance and construction tax.

As of December 31, 2012 and 2011, $1,685,366 and $79,442 respectively, represented loans advanced from unrelated third parties. There were no agreement signed with the third parties and the loans are non-interest bearing.

Temporary receipt for staff quarters represent contribution of staff quarter installment in purchases of staff quarters by staffs. Management was considering to sell the staff quarters to individuals by changing the usage from industrial use to residential use.